American Century Target Maturities Trust
SAI dated February 1, 2023

American Century International Bond Funds
SAI dated March 1, 2023

American Century Variable Portfolios II, Inc.
SAI dated May 1, 2023

American Century Investment Trust
American Century Government Income Trust
SAI dated August 1, 2023

American Century Municipal Trust
SAI dated October 1, 2023

American Century Quantitative Equity Funds, Inc.
SAI dated November 1, 2023

Supplement dated January 13, 2024
Effective December 31, 2023, Peter F. Pervere and John B. Shoven retired from the Board of Directors/Trustees.
The following entry is added to the Management table in the Statements of Additional Information:

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees (Directors)
John M. Loder (1958)	Trustee/Director	Since 2024	Retired; Lawyer, Ropes & Gray LLP (1984 to 2023)	32	None
The following entry is added to the Qualifications of Trustees/Directors section in the Statements of Additional Information:
John M. Loder: AB in English History and Literature, Harvard University; JD, Harvard Law School; over 35 years serving as counsel to investment companies, their directors, and asset management firms

Effective January 1, 2024, committee membership under the Board Leadership Structure and Standing Board Committees section in each SAI includes:
Audit and Compliance Committee: Jennifer Cabalquinto (chair), Tanya S. Beder, Anne Casscells and John M. Loder
Client Experience Oversight Committee: Jeremy I. Bulow (chair), Jonathan D. Levin and John M. Loder
Corporate Governance Committee: Jonathan D. Levin (chair), Tanya Beder, Jeremy I. Bulow and John M. Loder
Portfolio Committee: Anne Casscells (chair), Tanya S. Beder, Jeremy I. Bulow, Jennifer Cabalquinto, Jonathan D. Levin and John M. Loder
Technology and Risk Committee: Tanya S. Beder (chair), Jennifer Cabalquinto and Anne Casscells
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